Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands	2 Months Ended	3 Months Ended
	Jun. 12, 2026 MXN ($) $ / $ $ / bbl	Mar. 31, 2026 MXN ($) $ / $ $ / bbl	Mar. 31, 2025 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		18.0667
Foreign exchange (loss), net | $		$ (8,935,400)	$ (15,057,989)
Average prices of crude oil exports | $ / bbl		104.72
Percentage of increase in crude oil price		21.70%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	17.3898
Appreciation of the value of the peso in U.S. dollars terms	3.70%
Foreign exchange (loss), net | $	$ 47,753,964
Average prices of crude oil exports | $ / bbl	81.97